Financial risk management - Foreign currency denominated financial assets and liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	₩ 102,278,519	₩ 98,254,979
Cash and due from banks at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	17,561,926	14,889,615
Due from banks at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	30,743	26,116
Loans at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	500,233	531,198
Loans at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	53,115,739	57,082,960
Securities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	7,085,578	6,094,925
Derivative assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,150,127	1,550,913
Securities at FVOCI
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	11,763,638	9,788,758
Securities at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	2,209,009	1,749,043
Other financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	8,861,526	6,541,451
Financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	93,417,788	92,779,579
Deposits
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	55,469,408	55,970,169
Financial liabilities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	785,503	432,044
Derivative liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	972,148	1,487,317
Borrowings
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	12,671,260	12,821,168
Debt securities issued
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	13,225,724	13,407,194
Financial liabilities designated at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	912,438	1,077,789
Other financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	9,381,307	7,583,898
Net domestic and foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	8,860,731	5,475,400
Off-balance derivative exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	(42,792)	2,341,065
Net foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	8,817,939	7,816,465
USD | Financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	55,907,588	53,636,138
USD | Cash and due from banks at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	10,473,766	6,944,183
USD | Due from banks at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	30,743	26,116
USD | Loans at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	385,844	291,678
USD | Loans at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	23,694,171	29,077,790
USD | Securities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	5,765,741	5,020,483
USD | Derivative assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,014,150	1,476,251
USD | Securities at FVOCI
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	8,308,952	7,042,145
USD | Securities at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	263,027	272,421
USD | Other financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	5,971,194	3,485,071
USD | Financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	52,335,506	53,191,054
USD | Deposits
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	22,790,616	25,719,297
USD | Financial liabilities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	362,642	10,038
USD | Derivative liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	841,175	1,345,476
USD | Borrowings
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	9,670,444	9,976,462
USD | Debt securities issued
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	10,916,488	10,774,062
USD | Financial liabilities designated at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	909,250	1,077,789
USD | Other financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	6,844,891	4,287,930
USD | Net domestic and foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	3,572,082	445,084
USD | Off-balance derivative exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	808,139	3,801,144
USD | Net foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	4,380,221	4,246,228
JPY | Financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	15,359,143	13,669,522
JPY | Cash and due from banks at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	2,318,380	2,071,895
JPY | Loans at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	11,663,301	10,608,558
JPY | Securities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	8,255	5,963
JPY | Derivative assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	2,346	2,585
JPY | Securities at FVOCI
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	175,740	180,352
JPY | Securities at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	553,509	203,102
JPY | Other financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	637,612	597,067
JPY | Financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	16,479,446	13,776,511
JPY | Deposits
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	14,562,435	11,812,723
JPY | Derivative liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	2	1,899
JPY | Borrowings
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,392,637	1,349,529
JPY | Debt securities issued
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	337,684	352,677
JPY | Financial liabilities designated at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	3,188
JPY | Other financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	183,500	259,683
JPY | Net domestic and foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	(1,120,303)	(106,989)
JPY | Off-balance derivative exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,716,328	718,660
JPY | Net foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	596,025	611,671
EUR | Financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	3,975,185	3,938,605
EUR | Cash and due from banks at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	140,319	266,891
EUR | Loans at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	114,389	239,520
EUR | Loans at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,556,746	1,735,218
EUR | Securities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	761,046	661,762
EUR | Derivative assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	27,418	33,613
EUR | Securities at FVOCI
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	544,248	438,288
EUR | Other financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	831,019	563,313
EUR | Financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	3,263,162	3,172,509
EUR | Deposits
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,535,925	1,633,007
EUR | Derivative liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	35,679	59,206
EUR | Borrowings
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	208,335	182,926
EUR | Debt securities issued
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	713,295	675,600
EUR | Other financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	769,928	621,770
EUR | Net domestic and foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	712,023	766,096
EUR | Off-balance derivative exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	(340,327)	(451,993)
EUR | Net foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	371,696	314,103
CNY | Financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	5,796,441	6,695,706
CNY | Cash and due from banks at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	654,444	715,471
CNY | Loans at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	4,018,660	5,021,722
CNY | Securities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	5,230	425
CNY | Derivative assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	878	4,598
CNY | Securities at FVOCI
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	564,791	498,367
CNY | Securities at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	110,532	110,997
CNY | Other financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	441,906	344,126
CNY | Financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	5,046,738	6,122,419
CNY | Deposits
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	4,152,363	5,035,481
CNY | Derivative liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	591	3,074
CNY | Borrowings
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	115,798	85,862
CNY | Debt securities issued
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk		108,864
CNY | Other financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	777,986	889,138
CNY | Net domestic and foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	749,703	573,287
CNY | Off-balance derivative exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	(328,756)	(55,705)
CNY | Net foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	420,947	517,582
Other | Financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	21,240,162	20,315,008
Other | Cash and due from banks at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	3,975,017	4,891,175
Other | Loans at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	12,182,861	10,639,672
Other | Securities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	545,306	406,292
Other | Derivative assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	105,335	33,866
Other | Securities at FVOCI
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	2,169,907	1,629,606
Other | Securities at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,281,941	1,162,523
Other | Other financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	979,795	1,551,874
Other | Financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	16,292,936	16,517,086
Other | Deposits
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	12,428,069	11,769,661
Other | Financial liabilities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	422,861	422,006
Other | Derivative liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	94,701	77,662
Other | Borrowings
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,284,046	1,226,389
Other | Debt securities issued
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,258,257	1,495,991
Other | Other financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	805,002	1,525,377
Other | Net domestic and foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	4,947,226	3,797,922
Other | Off-balance derivative exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	(1,898,176)	(1,671,041)
Other | Net foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	₩ 3,049,050	₩ 2,126,881